Related Party Transactions - Additional Information (Detail) (USD $)	0 Months Ended	12 Months Ended	1 Months Ended	0 Months Ended
	Dec. 31, 2014	Dec. 31, 2014	Jul. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Related Party Transaction [Line Items]
Equity method investment ownership percentagePredecessor ownership percentage	100.00%
Conversion of long-term debt to equity		$ 200,000,000
Interest expenses description		Interest at a rate of LIBOR plus a margin of 3.5%
Recognized amount of construction work in progress	24,400,000	24,400,000
Fixed asset additions		56,100,000
Liabilities indemnified	29,800,000	29,800,000
Indemnification period for all known environmental losses		5 years
Aggregate cap of indemnity coverage	10,000,000	10,000,000
Indemnity claim limit	500,000	500,000
Guarantee period		4 years
Service fees received		3,000,000
Percentage of reimbursement of service costs applied to salaries of back office staff		5.00%
Percentage of reimbursement of service costs applied to salaries of executive officers		10.00%
Percentage of reimbursement of service costs applied to executive officer bonuses		12.50%
Affiliate VTTI Project Loan - ATB Phase 2 Facility [Member]
Related Party Transaction [Line Items]
Outstanding amount of loan	56,100,000	56,100,000
Interest margin percentage	3.50%	3.50%
ATB [Member]
Related Party Transaction [Line Items]
Amount of loan granted			95,000,000
Receivables from Owners and Affiliates [Member]
Related Party Transaction [Line Items]
Provision for doubtful accounts		$ 0
VTTI Energy Partners LP [Member]
Related Party Transaction [Line Items]
Equity method investment ownership percentagePredecessor ownership percentage				100.00%	100.00%
Parent ownership percentage	51.00%	51.00%
ETT and FTL [Member]
Related Party Transaction [Line Items]
Equity method investment ownership percentagePredecessor ownership percentage				90.00%	90.00%
Vitol Group of Companies [Member]
Related Party Transaction [Line Items]
Equity method investment ownership percentage	50.00%	50.00%
MISC [Member]
Related Party Transaction [Line Items]
Equity method investment ownership percentage	50.00%	50.00%
VTTI Operating [Member]
Related Party Transaction [Line Items]
Parent ownership percentage	64.00%	64.00%